Cover Page	Oct. 07, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001544206
Document Type	8-K
Document Period End Date	Oct. 07, 2025
Entity Registrant Name	Carlyle Secured Lending, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-00995
Entity Tax Identification Number	80-0789789
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 per share
Trading Symbol	CGBD
Security Exchange Name	NASDAQ
8.20% notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.20% notes due 2028
Trading Symbol	CGBDL
Security Exchange Name	NASDAQ